Note 4 - Inventories (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Write-down			$ 54,000				$ 597,000
Cost of Goods Sold [Member]
Inventory Write-down	$ 0	$ 13,000	$ 80,000	$ 15,000	$ 12,000	$ 33,000	$ 52,000